Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Segment Expenses

The following table illustrates significant segment expenses that are regularly provided to the CODM for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
General and administrative expenses	18,832,805	1,466,728	29,245,469	6,036,913
Payroll and compensation	317,500	317,500	952,500	952,500
Research and development	93,438	286,121	525,809	615,894
Total operating expenses	19,243,743	2,070,349	30,723,778	7,605,307

The following table illustrates significant segment expenses that are regularly provided to the CODM in 2024 and 2023:

	2024	2023
General and administrative expenses	6,888,041	9,647,380
Payroll and compensation	1,270,000	614,166
Research and development	875,975	114,649
Total operating expenses	9,034,016	10,376,195